Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted)(a)(b) - 1.3% of Net Assets	VALUE
	Biotechnology – 0.4%
294,259	Oculis SA, Series B2, 6.00% (c)	$3,130,916
79,934	Oculis SA, Series C, 6.00% (c)	850,498
		3,981,414
	Health Care Equipment & Supplies – 0.1%
189,858	IO Light Holdings, Inc. Series A2	640,771

	Pharmaceuticals – 0.8%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,995
742,138	Endeavor Biomedicines, Inc. Series B, 8.00%	3,499,997
		6,899,992
	TOTAL CONVERTIBLE PREFERRED (Cost $10,859,196)	11,522,177

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 16.5% of Net Assets
	Biotechnology – 2.9%
$3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,125,704
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	5,261,643
3,080,000	AbbVie, Inc., 4.45% due 05/14/46	2,811,861
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,095,565
2,795,000	Amgen, Inc., 2.00% due 01/15/32	2,281,858
840,000	Biogen, Inc., 3.63% due 09/15/22	840,087
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	9,487,435
		25,904,153
	Health Care Equipment & Supplies – 1.5%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,105,942
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,339,256
3,500,000	Stryker Corp., 3.65% due 03/07/28	3,414,376
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,501,072
		13,360,646
	Health Care Providers & Services – 7.1%
2,100,000	Cigna Corp., 3.50% due 06/15/24	2,088,539
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,492,198
5,800,000	Cigna Corp., 2.38% due 03/15/31	4,908,220
8,250,000	Cigna Corp., 6.13% due 11/15/41	9,184,317
789,000	CVS Health Corp., 4.30% due 03/25/28	781,949
2,100,000	CVS Health Corp., 4.78% due 03/25/38	1,994,087
3,700,000	CVS Health Corp., 5.05% due 03/25/48	3,564,185

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	Health Care Providers & Services – continued
$10,500,000	Elevance Health, Inc., 3.50% due 08/15/24	$10,471,678
2,975,000	Elevance Health, Inc., 4.10% due 03/01/28	2,949,003
5,800,000	Elevance Health, Inc., 2.55% due 03/15/31	5,021,610
2,325,000	Elevance Health, Inc., 4.65% due 08/15/44	2,219,755
1,132,000	Tenet Healthcare Corp., 4.63% due 07/15/24	1,086,414
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,452,577
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	4,952,468
10,940,000	UnitedHealth Group, Inc., 4.20% due 05/15/32	10,986,020
		63,153,020
	Healthcare Services – 0.7%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,070,629
4,100,000	Syneos Health, Inc., 3.63% due 01/15/29(d)	3,471,481
		5,542,110
	Pharmaceuticals – 4.3%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	5,711,153
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26	7,402,408
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	2,031,509
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,128,994
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,185,377
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,074,523
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	3,871,794
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	7,882,640
3,200,000	Pfizer, Inc., 4.00% due 12/15/36	3,121,993
		38,410,391
	TOTAL NON-CONVERTIBLE NOTES (Cost $151,611,147)	146,370,320

SHARES	COMMON STOCKS - 104.6% of Net Assets
	Biotechnology – 13.8%
314,078	AbbVie, Inc.(e)	48,104,187
72,998	Amgen, Inc.	17,760,413
26,568	Biogen, Inc. (b)(e)	5,418,278
14,319	Fusion Pharmaceuticals, Inc. (b)(c)	35,654
314,430	Galera Therapeutics, Inc. (b)	408,759
176,832	Gilead Sciences, Inc.	10,929,986
43,738	I-Mab ADR (b)	494,239
66,151	Moderna, Inc. (b)(e)	9,449,670
665,492	Rallybio Corp. (b)(f)	5,024,465
11,738	Regeneron Pharmaceuticals, Inc. (b)	6,938,684
47,814	Sarepta Therapeutics, Inc. (b)	3,584,138
8,856	United Therapeutics Corp. (b)	2,086,828
44,599	Vertex Pharmaceuticals, Inc. (b)(e)	12,567,552
		122,802,853
	Health Care Equipment & Supplies – 15.4%
342,800	Abbott Laboratories (e)	37,245,220

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

SHARES		VALUE
	Health Care Equipment & Supplies – continued
68,830	Becton, Dickinson and Co. (e)	$16,968,660
80,316	DexCom, Inc. (b) (e)	5,985,952
93,958	Edwards Lifesciences Corp. (b)	8,934,466
13,766	Embecta Corp. (b)	348,555
74,536	Guardant Health, Inc. (b)	3,006,782
17,402	Hologic, Inc. (b)	1,205,959
26,273	IDEXX Laboratories, Inc. (b) (e)	9,214,729
69,759	Lantheus Holdings, Inc. (b)	4,606,187
211,627	Medtronic plc (e)	18,993,523
16,669	STERIS plc	3,436,314
101,434	Stryker Corp. (e)	20,178,266
66,369	Zimmer Biomet Holdings, Inc.	6,972,727
6,636	Zimvie, Inc. (b)	106,242
		137,203,582
	Health Care Providers & Services – 24.0%
20,815	1Life Healthcare, Inc. (b)	163,190
72,307	Acadia Healthcare Co., Inc. (b)	4,890,122
65,800	Addus HomeCare Corp. (b)	5,479,824
19,912	Alerislife, Inc. (b)	23,894
31,719	AMN Healthcare Services, Inc. (b)	3,479,892
20,067	Charles River Laboratories International, Inc. (b) (e)	4,293,736
93,543	Cigna Corp. (e)	24,650,451
79,635	Community Health Systems, Inc. (b)	298,631
93,621	CVS Health Corp.	8,674,922
8,200	Elevance Health, Inc.	3,957,156
72,063	HCA Healthcare, Inc. (e)	12,110,908
55,753	HealthEquity, Inc. (b)	3,422,677
37,731	Humana, Inc. (e)	17,660,749
62,135	Molina Healthcare, Inc. (b) (e)	17,373,567
117,522	Owens & Minor, Inc.	3,696,067
132,254	R1 RCM, Inc. (b)	2,772,044
194,722	UnitedHealth Group, Inc. (e)	100,015,061
4,000	Universal Health Services, Inc.	402,840
		213,365,731
	Healthcare Services – 1.4%
19,824	Laboratory Corporation of America Holdings	4,645,953
109,364	Syneos Health, Inc. (b)	7,839,211
		12,485,164
	Life Sciences Tools & Services – 5.6%
43,191	Agilent Technologies, Inc.	5,129,795
29,080	ICON plc (b) (c) (e)	6,301,636
26,088	Illumina, Inc. (b) (e)	4,809,584
59,462	Thermo Fisher Scientific, Inc. (e)	32,304,515
3,600	Waters Corp. (b)	1,191,528
		49,737,058

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

SHARES		VALUE
	Medical Devices and Diagnostics – 7.0%
11,617	Align Technology, Inc. (b)	$2,749,395
449,570	Boston Scientific Corp. (b)	16,755,474
80,528	Danaher Corp.	20,415,459
63,459	Intuitive Surgical, Inc. (b) (e)	12,736,856
47,510	ResMed, Inc. (e)	9,959,521
		62,616,705
	Pharmaceuticals – 31.3%
410,575	Assertio Holdings, Inc. (b)	1,211,196
130,916	AstraZeneca plc ADR (e)	8,649,620
362,354	Bristol-Myers Squibb Co. (e)	27,901,258
108,253	Eli Lilly & Co.	35,098,870
183,670	Horizon Therapeutics plc (b) (e)	14,649,519
43,166	IQVIA Holdings, Inc. (b)(e)	9,366,590
49,859	Jazz Pharmaceuticals plc (b)	7,778,503
361,548	Johnson & Johnson	64,178,386
74,146	McKesson Corp.	24,187,167
330,944	Merck & Co., Inc.	30,172,165
28,292	Perrigo Co. plc	1,147,806
694,625	Pfizer, Inc.	36,419,189
77,704	Teva Pharmaceutical Industries Ltd. ADR (b)	584,334
99,482	Zoetis, Inc. (e)	17,099,961
		278,444,564
	Real Estate Investment Trusts – 6.1%
293,879	Diversified Healthcare Trust REIT	534,860
31,668	Global Medical REIT, Inc.	355,632
11,370	Healthcare Realty Trust, Inc.	309,264
13,749	Healthcare Trust of America, Inc.	383,735
66,791	Healthpeak Properties, Inc.	1,730,555
135,390	LTC Properties, Inc.	5,197,622
266,557	Medical Properties Trust, Inc.	4,070,325
5,596	National Health Investors, Inc.	339,173
235,358	Omega Healthcare Investors, Inc.	6,634,742
326,992	Physicians Realty Trust	5,706,010
419,879	Sabra Health Care REIT, Inc.	5,865,710
3,075	Universal Health Realty Income Trust	163,621
181,450	Ventas, Inc.	9,331,973
161,599	Welltower, Inc.	13,307,678
		53,930,900
	TOTAL COMMON STOCKS (Cost $802,430,541)	930,586,557
	EXCHANGE TRADED FUND - 0.8% of Net Assets
55,181	Health Care Select Sector SPDR Fund	7,076,411
	TOTAL EXCHANGE TRADED FUND (Cost $6,469,220)	7,076,411

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENT - 2.4% of Net Assets
$20,642,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $20,642,138, 0.24%, dated 06/30/22, due 07/01/22 (collateralized by U.S. Treasury Note 0.25%, due 09/30/25, market value $21,054,879)	$20,642,000

SHARES
642,350	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.42% (g)	642,350
	TOTAL SHORT-TERM INVESTMENT (Cost $21,284,350)	21,284,350
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 125.6% (Cost $992,654,454)	1,116,839,815

INTEREST	MILESTONE INTEREST (Restricted)(a)(b) – 0.0% of Net Assets
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	361,445
	TOTAL MILESTONE INTEREST (Cost $372,893)	361,445

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN - (0.2)% of Net Assets	VALUE
	Call Option Contracts Written - (0.2)%
333/(3,663,000)	Abbott Laboratories Jul22 110 Call	(52,947)
308/(4,620,000)	AbbVie, Inc. Jul22 150 Call	(143,220)
191/(1,260,600)	AstraZeneca plc Jul22 66 Call	(31,324)
100/(2,500,000)	Becton, Dickinson and Co. Jul22 250 Call	(39,100)
38/(836,000)	Biogen, Inc. Jul22 220 Call	(5,016)
354/(2,725,800)	Bristol-Myers Squibb Co. Jul22 77 Call	(49,914)
29/(638,000)	Charles River Laboratories International, Inc. Jul22 220 Call	(15,370)
91/(2,366,000)	Cigna Corp. Jul22 260 Call	(91,000)
117/(877,500)	DexCom, Inc. Jul22 75 Call	(36,621)
70/(1,295,000)	HCA Healthcare, Inc. Jul22 185 Call	(7,210)
89/(801,000)	Horizon Therapeutics plc Jul22 90 Call	(6,675)
18/(828,000)	Humana, Inc. Jul22 460 Call	(28,800)
26/(936,000)	IDEXX Laboratories, Inc. Jul22 360 Call	(22,100)
25/(512,500)	Illumina, Inc. Jul22 205 Call	(3,563)
93/(1,953,000)	Intuitive Surgical, Inc. Jul22 210 Call	(30,690)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)		VALUE
	Call Option Contracts Written - (0.2)% - continued
42/(882,000)	IQVIA Holdings, Inc. Jul22 210 Call	$(34,860)
220/(2,024,000)	Medtronic Plc Jul22 92 Call	(25,740)
97/(1,406,500)	Moderna, Inc. Jul22 145 Call	(64,214)
59/(1,593,000)	Molina Healthcare, Inc. Jul22 270 Call	(89,680)
69/(1,449,000)	ResMed, Inc. Jul22 210 Call	(37,605)
100/(2,100,000)	Stryker Corp. Jul22 210 Call	(11,800)
39/(2,067,000)	Thermo Fisher Scientific, Inc. Jul22 530 Call	(81,900)
190/(9,120,000)	UnitedHealth Group, Inc. Jul22 480 Call	(712,975)
43/(1,204,000)	Vertex Pharmaceuticals, Inc. Jul22 280 Call	(37,281)
98/(1,666,000)	Zoetis, Inc. Jul22 170 Call	(59,290)
	TOTAL CALL OPTION CONTRACTS WRITTEN ((Premiums received $(697,075))	(1,718,895)
	TOTAL INVESTMENTS - 125.4% (Cost $992,330,272)	1,115,482,365
	OTHER LIABILITIES IN EXCESS OF ASSETS - (25.4)%	(226,187,732)
	NET ASSETS - 100%	$889,294,633

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	A portion of security is pledged as collateral for call options written.
(f)	All or a portion of this security is on loan as of June 30, 2022.
(g)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2022.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2022, the cost of securities for Federal income tax purposes was $993,643,021. The net unrealized gain on securities held by the Fund was $121,839,345, including gross unrealized gain of $202,087,872 and gross unrealized loss of $80,248,527.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2022, the Fund loaned securities valued at $668,930 and received $642,350 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2022, there were no transfers between levels.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(Unaudited, continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$-	$-	$3,981,414	$3,981,414
Health Care Equipment & Supplies	-	-	640,771	640,771
Pharmaceuticals	-	-	6,899,992	6,899,992
Non-convertible Notes
Biotechnology	-	25,904,153	-	25,904,153
Health Care Equipment & Supplies	-	13,360,646	-	13,360,646
Health Care Providers & Services	-	63,153,020	-	63,153,020
Healthcare Services	-	5,542,110	-	5,542,110
Pharmaceuticals	-	38,410,391	-	38,410,391
Common Stocks
Biotechnology	122,802,853	-	-	122,802,853
Health Care Equipment & Supplies	137,203,582	-	-	137,203,582
Health Care Providers & Services	213,365,731	-	-	213,365,731
Healthcare Services	12,485,164	-	-	12,485,164
Life Sciences Tools & Services	49,737,058	-	-	49,737,058
Medical Devices and Diagnostics	62,616,705	-	-	62,616,705
Pharmaceuticals	278,444,564	-	-	278,444,564
Real Estate Investment Trusts	53,930,900	-	-	53,930,900
Exchange Traded Fund	7,076,411	-	-	7,076,411
Short-term Investment	642,350	20,642,000	-	21,284,350
Milestone Interest
Biotechnology	-	-	361,445	361,445
Total	$938,305,318	$167,012,320	$11,883,622	$1,117,201,260
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(1,718,895)	$-	$-	$(1,718,895)
Total	$(1,718,895)	$-	$-	$(1,718,895)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2022
Convertible Preferred
Biotechnology	$3,981,414	$-	$-	$-	$-	$3,981,414
Health Care Equipment & Supplies	640,771	-	-	-	-	640,771
Pharmaceuticals	3,399,995	(3,413)	3,503,410	-	-	6,899,992
Milestone Interest
Biotechnology	372,893	(11,448)	-	-	-	361,445
Other Assets	13,862	-	-	(13,862)	-	-
Total	$8,408,935	$(14,861)	$3,503,410	$(13,862)	$-	$11,883,622

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022						$(14,861)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(Unaudited, continued)

	Fair Value at June 30, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred	$4,622,185	Market approach,	(a)	N/A
	6,899,992	Recent transactions	(b)	N/A

Milestone Interest	361,445	Probability adjusted value	Probability of events Timing of events	10.00%-99.00% (52.84%) 0.50-13.00(3.67) years

	$11,883,622

(a) There is no quantitative information to provide as this method of measure is investment specific.

(b) The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at June 30, 2022.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$3,399,996	$5.51	$3,399,995
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		3,503,409	4.72	3,499,997
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	628,047	3.38	640,771
Oculis SA
Series B2 Cvt. Pfd	01/16/19		2,477,246	10.64	3,130,916
Series C Cvt. Pfd	04/07/21		850,498	10.64	850,498
Rainier Therapeutics Milestone Interest	09/28/21		372,893	361,445.00	361,445
			$11,232,089		$11,883,622

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.